Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Schedule of Share Capital

The share capital of Fusion Fuel Green plc is as follows:

	Number of common shares	€’000	Number of preferred shares	€’000
Opening balance – January 1, 2023	1,103,368	2	-	-
Issue of shares – ATM	10,000	-	-	-
Closing balance – December 31, 2023	14,919,017	2	-	-
Issue of shares – ATM	2,345,452	1	-	-
Issue of shares – share based payments	107,500	-	-	-
Issue of shares – Macquarie	1,732,430	-	-	-
Issue of shares – QIND merger	3,818,969	-	4,171,327	-
Closing balance – December 31, 2024	22,923,368	3	4,171,327	-

Schedule of Fair Value of the Warrants

The fair value of the warrants as at December 31, 2024 and December 31, 2023 was $0.02 and $0.10 respectively. See reconciliation of fair values below.

€’000
Balance – December 31, 2022	7,651
Fair value movement on warrants unexercised	(6,886)
Balance – December 31, 2023	765
Fair value movement on warrants unexercised	(588)
Balance – December 31, 2024	177

Schedule of Key Inputs used in Option Pricing Model to Calculate the Value of Warrants	The key inputs used in the option pricing model use to value these warrants are displayed in the table below.
	HP Warrant	Bevil Warrant	QIND Warrant #1	QIND Warrant #2

Volatility	139.93%	139.93%	80.00%	80.00%
Expected term in years	5	4	5	5
Dividend rate	0.0%	0.0%	0.0%	0.0%
Risk-free interest rate	4.5%	4.2%	3.0%	3.0%
Hurdle price	-	-	-	-
Exercise price	$1.65	$0.01	$0.58	$3.50
Share price	$1.29	$0.62	$0.49	$0.61
Fair value of warrant on grant date	€14,779	€136,591	€56,602	€8,854